Incentive Compensation Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Incentive Compensation Plans
Incentive Compensation Plans

Equity-based compensation expense was recognized in the consolidated statements of operations as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Rental expenses	$—	$4,331	$5,149	$4,974
Cost of sales	11	719	1,008	978
Selling, general and administrative expenses	295	76,304	26,624	26,554
Pre-tax equity-based compensation expense	306	81,354	32,781	32,506
Less: Income tax benefit	(118)	(28,953)	(11,130)	(10,851)
Total equity-based compensation expense, net of tax	$188	$52,401	$21,651	$21,655

Investment Plan

We have an Investment Plan intended to qualify as a deferred compensation plan under Section 401(k) of the Internal Revenue Code of 1986. The Investment Plan is available to all domestic employees and we match employee contributions up to a specified limit. During the period from November 4 through December 31, 2011 (Successor), the period from January 1 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively, matching contributions charged to expense were approximately $0.9 million, $9.3 million, $9.3 million and $9.5 million, respectively.

Equity Based Plans (Successor)

Profits Interest (Successor)

On November 11, 2011, the Board of Directors of Chiron Holdings GP, Inc. (“Holdings GP”), in its capacity as general partner of Chiron Guernsey Holdings L.P. Inc. (the “Limited Partnership”), approved the Chiron Guernsey Holdings L.P. Inc. Executive Equity Incentive Plan (the “Executive Plan”). The maximum aggregate number of interest units (“Profits Interest Units”) available for awards under the Executive Plan is 23,352,534.68, subject to adjustment as provided for in the plan. The vesting terms and expiration of each award shall be fixed by the general partner. The distribution threshold for awards granted under this plan is established by the general partner.

For incentive equity awards granted during the period of November 4, 2011 through December 31, 2011 (Successor), a portion of the awards granted vests incrementally over a period of four years. The remaining portion of awards granted during the period of November 4, 2011 through December 31, 2011 (Successor) vest at graduated levels upon the attainment of certain performance conditions established by the general partner. The performance conditions are based on achieving certain levels of multiple of invested capital and subject to the satisfaction of market conditions based upon the occurrence of a major liquidity event in the future. Subject to certain limitations, the distribution threshold (i.e., the aggregate amount that limited partnership units granted prior to the grant of the Profits Interest Unit awards would receive upon a liquidation of the Limited Partnership before distributions would commence being made with respect to the Profits Interest Unit) for awards granted during the period of November 4, 2011 through December 31, 2011 (Successor) is $1,714,808,674, and distributions to be made in respect of any unvested awards shall be deferred and retained by the Limited Partnership until the date, if any, on which such awards become vested, at which point the distributions will be made.

The weighted-average estimated fair value of service-based and performance-based Profits Interest Units granted during the period of November 4, 2011 through December 31, 2011 (Successor) was $1.33 and $1.15 per unit, respectively using the Black-Scholes-Merton option pricing model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Profits Interest Units. The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Profits Interest Units (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Post-Merger assumptions were determined as follows. The expected stock volatility is based on the Company’s historical volatility over the previous five year period, which is the expected holding period. This historical volatility was increased to incorporate the implied volatility associated with the Company’s increase in leverage from historical levels. The expected dividend yield is zero. The risk-free interest rate for the period was based on the U.S. Treasury yield curve in effect at the time of grant. The expected life is based on the estimated holding period until a major liquidity event.

A summary of our Profits Interest Unit (“PIU”) activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands, except weighted average grant date fair value):

	Service-based	Performance-based	Total	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
PIU outstanding – November 4, 2011	—	—	—	$—
Granted	6,445	6,446	12,891	$1.24
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
PIU outstanding – December 31, 2011	6,445	6,446	12,891	$1.24	N/A	$15,985
PIU exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

As of December 31, 2011, there was $7.4 million  and $6.7 million of total unrecognized compensation cost, net of estimated forfeitures, related to non-vested service-based and performance-based Profits Interest Units, respectively, granted under our plan subsequent to the Merger.  The unrecognized compensation cost for the service-based awards is expected to be recognized over a weighted average period of 3.8 years. The unrecognized compensation cost of the performance-based awards is expected to be recognized as it becomes probable the market condition will be satisfied. There is no contractual term for the PIU agreements, however, with certain consent of the Limited Partnership and plan participants, the general partner may amend, alter, suspend, discontinue, or terminate the Executive Plan or any portion thereof at any time.

Appreciation Rights (Successor)

On December 14, 2011, the Board of Directors of Holdings GP, in its capacity as general partner of the Limited Partnership, approved the Chiron Guernsey Holdings L.P. Inc. Appreciation Rights Plan (the “Appreciation Rights Plan”). The maximum aggregate number of Class A-2 interests (“Appreciation Rights”) in respect of which awards can be issued under the Appreciation Rights Plan is 4,455,173.55, subject to adjustment as provided for in the plan. The base price of units granted under this plan is established by the administrator (the compensation committee of the board of the general partner, or any committee or subcommittee thereof to which the compensation committee of the board delegates authority to administer the Appreciation Rights Plan) as of the date of grant, which may not be less than the fair market value of a Class A-2 interest as of the date of grant. The vesting terms and expiration of each award shall be fixed by the administrator.

For incentive equity awards granted in 2011, a portion of the awards granted vest in full upon the earlier of a change in control of the Limited Partnership or the fourth anniversary of the date of grant. The remaining portion of awards granted in 2011 vest at graduated rates upon the attainment of certain performance metrics established by the administrator and subject to the satisfaction of certain market conditions based upon the occurrence of a major liquidity event in the future. Upon exercise or redemption of vested awards, employees generally receive a cash payment equal to the product of the excess, if any, of the fair market value of a Class A-2 interest at the time of exercise or redemption over the base price times the number of Class A-2 interests under the award.

The weighted-average estimated fair value of both time-based and performance-based Appreciation Rights granted during the period of November 4, 2011 through December 31, 2011 (Successor) was $0.81 per unit using the Black-Scholes-Merton option pricing model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Appreciation Rights. The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Appreciation Rights (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Post-Merger assumptions were determined as follows. The expected stock volatility is based on the Company’s historical volatility over the previous five year period, which is the expected holding period. This historical volatility was increased to incorporate the implied volatility associated with the Company’s increase in leverage from historical levels. The expected dividend yield is zero. The risk-free interest rate for the period was based on the U.S. Treasury yield curve in effect at the time of grant. The expected life is based on the estimated holding period until a major liquidity event.

A summary of our Appreciation Rights activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands except exercise price and contractual term):

	Service-based	Performance-based	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Interests outstanding – November 4, 2011	—	—	—	$—
Granted	441	441	882	$5.00
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
Interests outstanding – December 31, 2011	441	441	882	$5.00	9.90	$—
Interests exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

As of December 31, 2011, there was $0.3 million of total unrecognized compensation costs, net of estimated forfeitures, related to each of the non-vested service-based and performance-based Appreciation Rights granted under our plan subsequent to the Merger.  The unrecognized compensation cost for the service-based awards is expected to be recognized over a weighted average period of 4.0 years. The unrecognized compensation cost of the performance-based awards is expected to be recognized as it becomes probable the market condition will be satisfied.

Stock Option Plans (Predecessor)

In connection with the Merger, vesting of stock options, restricted stock awards and restricted stock units was accelerated upon closing of the Merger and the 2004 Employee Stock Purchase Plan (the “ESPP”) was terminated.

In December 1997, the Board of Directors approved the 1997 Management Equity Plan (the “Management Equity Plan”). In January of 2004, the Board of Directors determined that no new equity grants would be made under the Management Equity Plan. The maximum aggregate number of shares of common stock that could be issued in connection with grants under the Management Equity Plan, as amended, was approximately 13.9 million shares, subject to adjustment as provided for in the plan. Outstanding grants under the Management Equity Plan were administered by the Compensation Committee of the Board of Directors. The exercise price and term of options granted under the Management Equity Plan were determined by the Compensation Committee or the entire Board of Directors. However, in no event had the term of any option granted under the Management Equity Plan exceeded ten years.

The 2003 Non-Employee Directors Stock Plan (the “Directors Stock Plan”) became effective on May 28, 2003, and was amended and restated on November 9, 2004, November 15, 2005, November 28, 2006, and December 4, 2007. In May of 2008, upon approval of the Kinetic Concepts, Inc. 2008 Omnibus Stock Incentive Plan, the Board of Directors determined that no new equity grants would be made under the Directors Stock Plan. The maximum aggregate number of shares of common stock that could be issued in connection with grants under the Directors Stock Plan was 400,000 shares, subject to adjustment as provided for in the plan. The exercise price of options granted under this plan was determined as the fair market value of the shares of our common stock, which was equal to the closing price of our common stock on the date that such option was granted. The options granted vest and became exercisable incrementally over a period of three years. The right to exercise an option terminated seven years after the grant date, unless sooner as provided for in the Directors Stock Plan. Outstanding grants under the Directors Stock Plan were administered by the Compensation Committee of the Board of Directors. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), no options to purchase shares of common stock or restricted stock were granted under this plan.

On February 9, 2004, KCI’s shareholders approved the 2004 Equity Plan (the “2004 Equity Plan”) and the ESPP. In May of 2008, upon approval of the Kinetic Concepts, Inc. 2008 Omnibus Stock Incentive Plan, the Board of Directors determined that no new equity grants would be made under the 2004 Equity Plan. The 2004 Equity Plan was effective on February 27, 2004 and reserved for issuance a maximum of 7,000,000 shares of common stock to be awarded as stock options, stock appreciation rights, restricted stock and/or restricted stock units. Of the 7,000,000 shares, 20% could be issued in the form of restricted stock, restricted stock units or a combination of the two. The exercise price of options granted under the 2004 Equity Plan was equal to KCI’s closing stock price on the date that such option was granted. The options granted vested and become exercisable incrementally over a period of four years unless otherwise provided in the option award agreement. The right to exercise an option terminated ten years after the grant date, unless sooner as provided for in the plan. Restricted stock and restricted stock units granted under the 2004 Equity Plan generally vested over a period of three to six years unless otherwise provided in the award agreement. The fair value of the restricted stock and restricted stock units was determined on the grant date based on KCI’s closing stock price. The likelihood of meeting the performance criteria was considered when determining the vesting period on a periodic basis. Restricted stock and restricted stock units granted were classified primarily as equity awards. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), no options to purchase shares of common stock or restricted stock were granted under this plan.

The ESPP became effective in the second quarter of 2004. The maximum number of shares of common stock reserved for issuance under the ESPP was 2,500,000 shares. Under the ESPP, each eligible employee was permitted to purchase shares of our common stock through regular payroll deductions in an amount between 1% and 10% of the employee's compensation for each payroll period, not to exceed $25,000 per year. The ESPP provided for six-month offering periods. Each six-month offering period was composed of an identical six-month purchase period. Participating employees were able to purchase shares of common stock with payroll deductions at a purchase price equal to 85% of the fair market value of the common stock at either the beginning of each offering period or the end of each respective purchase period, whichever price was lower. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), there were approximately 203,000, 218,000 and 281,000 shares of common stock purchased, respectively, under the ESPP.

On May 20, 2008, the shareholders of the company approved the Kinetic Concepts, Inc. 2008 Omnibus Stock Incentive Plan (the “2008 Plan”), which provided for the reservation of 6,125,000 shares of KCI’s common stock, plus any and all shares of common stock that would have been returned to the Directors Stock Plan and the 2004 Equity Plan by reason of expiration of its term or cancellation upon termination of employment or service. The 2008 Plan was administered by the Compensation Committee of the KCI Board of Directors, and provided for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, stock bonuses, cash awards, or any combination of the foregoing. The exercise price per share of stock purchasable under the 2008 Plan was determined by the administrator in its sole discretion at the time of grant but was not less than 100% of the fair market value of the stock on such date. The term of each stock option was fixed by the administrator, but no stock option was exercisable more than ten years after the date such stock option was granted. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we granted approximately 757,000, 1,236,000 and 1,703,000 options, respectively, to purchase shares of common stock under the 2008 Plan. Additionally, during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we issued approximately 712,000, 464,000 and 465,000 shares of restricted stock and restricted stock units under the 2008 Plan at a weighted average estimated fair value of $48.72, $40.89 and $25.62, respectively.

The weighted-average estimated fair value of stock options granted during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $21.98, $19.02 and $11.48, respectively, using the Black-Scholes-Merton option pricing model. The estimated fair values included the following weighted average assumptions (annualized percentages):

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Expected stock volatility	44.6%	44.4%	43.7%
Expected dividend yield	—	—	—
Risk-free interest rate	2.5%	2.6%	2.2%
Expected life (years)	6.2	6.2	6.2

Pre-Merger assumptions were determined as follows. The expected stock volatility was based on historical volatilities of KCI and other similar entities. The expected dividend yield was 0% as we had historically not paid cash dividends on our common stock. The risk-free interest rates for periods within the contractual life of the option were based on the U.S. Treasury yield curve in effect at the time of grant. We chose to estimate expected life using the simplified method.

A summary of our stock option activity, and related information, for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – January 1, 2011	5,470	$39.20
Granted	757	$46.97
Exercised	(1,067)	$40.94
Forfeited/Expired	(290)	$40.35
Options outstanding – November 3, 2011	4,870	$39.96	6.75	$138,793
Cancelled	(3)	$71.32
Exercised upon closing of the Merger, November 4, 2011	(4,867)	$39.94
Options outstanding – December 31, 2011	—
Exercisable as of December 31, 2011	—

The intrinsic value for stock options is defined as the difference between the current market value and the grant price. The total intrinsic value of stock options exercised during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $15.8 million, $6.4 million and $3.4 million, respectively. Cash received from stock options exercised during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $43.0 million, $12.2 million and $1.9 million, respectively, and the actual tax benefit from stock option exercises totaled $51.8 million, $2.2 million and $1.2 million, respectively. As of December 31, 2011, there is no remaining unrecognized compensation costs related to non-vested stock options granted under our pre-Merger plans.

During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we issued approximately 712,000, 464,000 and 465,000 shares of restricted stock and restricted stock units under our previous equity plans, respectively. The following table summarizes restricted stock activity for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor):

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Unvested shares – January 1, 2011	1,101	$37.41
Granted	712	$48.72
Vested and distributed	(272)	$45.47
Forfeited	(138)	$42.64
Unvested shares – November 3, 2011	1,403	$41.05
Cancelled	(388)	$46.92
Vested and distributed upon closing of the Merger, November 4, 2011	(1,015)	$38.81
Unvested shares - December 31, 2011	—

The weighted average grant date fair value of restricted stock granted during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $48.72, $40.89 and $25.62, respectively. The total fair value of restricted stock which vested during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was approximately $12.4 million, $7.1 million and $5.4 million, respectively. As of December 31, 2011, there is no remaining unrecognized compensation costs related to non-vested restricted stock granted under our pre-Merger plans.